TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Income Tax Contingency [Line Items]
Tax benefit year										10 years
Corporate tax	25.00%	16.00%	7.50%	16.00%	16.00%	16.00%	9.00%	12.50%	7.00%
Tax rate after divdend	15.00%
Statutory rate	23.00%	23.00%	24.00%
Deferred tax assets	$ 1,899	$ 1,309	$ 406
Minimum [Member]
Income Tax Contingency [Line Items]
Corporate tax		35.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Corporate tax		21.00%
Special Preferred Enterprise [Member]
Income Tax Contingency [Line Items]
Corporate tax	8.00%
Tax rate after divdend	20.00%
Development Zone A [Member]
Income Tax Contingency [Line Items]
Corporate tax			7.50%						10.00%
Development Zone A [Member] | Special Preferred Enterprise [Member]
Income Tax Contingency [Line Items]
Corporate tax			6.00%
Tax rate after divdend			4.00%
Elsewhere [Member]
Income Tax Contingency [Line Items]
Corporate tax			12.00%						15.00%